Cover Document	Feb. 16, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 15, 2022
Entity Registrant Name	SIRIUSPOINT LTD.
Entity Incorporation, State or Country Code	D0
Entity Tax Identification Number	98-1599372
Entity Address, Street Address	Point Building
Entity Address, Street Address 2	3 Waterloo Lane
Entity Address, City	Pembroke
Entity Address, Postal Zip Code	HM 08
Entity Address, Country	BM
City Area Code	441
Local Phone Number	542-3300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001576018
Amendment Flag	false
Entity File Number	001-36052
Common Stock
Cover [Abstract]
Title of each class	Common Shares, $0.10 par value
Trading Symbol	SPNT
Name of each exchange on which registered	NYSE
Document Information [Line Items]
Title of each class	Common Shares, $0.10 par value
Trading Symbol	SPNT
Name of each exchange on which registered	NYSE
8.00% Resettable Fixed Rate Preference Shares, Series B
Cover [Abstract]
Title of each class	8.00% Resettable Fixed Rate Preference Shares, Series B, $0.10 par value, $25.00 liquidation preference per share
Trading Symbol	SPNT PB
Name of each exchange on which registered	NYSE
Document Information [Line Items]
Title of each class	8.00% Resettable Fixed Rate Preference Shares, Series B, $0.10 par value, $25.00 liquidation preference per share
Trading Symbol	SPNT PB
Name of each exchange on which registered	NYSE